Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	As of December 31, 2024 (Audited)	Addition	Written off	As of June 30, 2025 (Unaudited)
At cost	RM	RM	RM	RM
Computer and Software	254,214	29,521	—	283,735
Motor Vehicle	369,547	350,000	—	719,547
Office Equipment	39,628	—	—	39,628
Equipment and Tools	59,389	40,448	—	99,837
Office Renovation	1,082,273	—	—	1,082,273
Solar Asset Under Construction	470,396	—	—	470,396
Plant and Machinery & Solar Asset Plant	25,486,353	140,000	—	25,626,353
Forklift	45,800	—	—	45,800
Capital Work-in-progress	171,720	64,350	—	236,070
	27,979,320	624,319	—	28,603,639

	As of December 31, 2024 (Audited)	Depreciation charge during the year	Written off	As of June 30, 2025 (Unaudited)
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	148,905	31,926	—	180,831
Motor Vehicle	49,741	54,060	—	103,801
Office Equipment	30,879	3,922	—	34,801
Equipment and Tools	22,248	9,695	—	31,943
Office Renovation	101,419	108,227	—	209,646
Plant and Machinery & Solar Asset Plant	1,010,144	1,081,204	—	2,091,348
Forklift	32,989	4,046	—	37,035
	1,396,325	1,293,080	—	2,689,405

	As of December 31, 2023 (Audited)	Addition	Written off	As of December 31, 2024 (Audited)
At cost	RM	RM	RM	RM
Computer and Software	223,714	30,500	—	254,214
Motor Vehicle	79,747	289,800	—	369,547
Office Equipment	39,318	4,240	(3,930)	39,628
Equipment and Tools	33,389	26,000	—	59,389
Signboard	7,180	—	(7,180)	—
Office Renovation	41,500	1,082,273	(41,500)	1,082,273
Solar Asset Under Construction	—	470,396	—	470,396
Plant and Machinery & Solar Asset Plant	2,025,568	23,460,785	—	25,486,353
Forklift	45,800	—	—	45,800
Capital Work-in-progress	—	171,720	—	171,720
	2,496,216	25,535,714	(52,610)	27,979,320
	As of December 31, 2023 (Audited)	Depreciation charge during the year	Written off	As of December 31, 2024 (Audited)
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	83,649	65,256	—	148,905
Motor Vehicle	30,063	19,678	—	49,741
Office Equipment	21,329	10,402	(852)	30,879
Equipment and Tools	12,204	10,044	—	22,248
Signboard	3,291	898	(4,189)	—
Office Renovation	9,604	106,605	(14,790)	101,419
Plant and Machinery & Solar Asset Plant	649,337	360,807	—	1,010,144
Forklift	25,190	7,799	—	32,989
	834,667	581,489	(19,831)	1,396,325

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Carrying amounts	RM	RM	Convenience Translation USD
Computer and Software	105,309	102,904	24,428
Motor Vehicle	319,806	615,746	146,171
Office Equipment	8,749	4,827	1,146
Equipment and Tools	37,141	67,894	16,117
Signboard	—	—	—
Office Renovation	980,854	872,627	207,152
Solar Asset Under Construction	470,396	470,396	111,667
Plant and Machinery & Solar Asset Plant	24,476,209	23,535,005	5,586,945
Forklift	12,811	8,765	2,081
Capital Work-in-progress	171,720	236,070	56,040
	26,582,995	25,914,234	6,151,747

At cost	Balance as at 1.1.2024	Addition	Written off	Balance as at 31.12.2024
31 December 2024	RM	RM	RM	RM
Computer and Software	223,714	30,500	-	254,214
Motor Vehicle	79,747	289,800	-	369,547
Office Equipment	39,318	4,240	(3,930)	39,628
Equipment and Tools	33,389	26,000	-	59,389
Signboard	7,180	-	(7,180)	-
Office Renovation	41,500	1,082,273	(41,500)	1,082,273
Solar Asset Under Construction	-	470,396	-	470,396
Plant and Machinery & Solar Asset Plant	2,025,568	23,460,785	-	25,486,353
Forklift	45,800	-	-	45,800
Capital Work-in-progress	-	171,720	-	171,720
	2,496,216	25,535,714	(52,610)	27,979,320

Accumulated depreciation	Balance as at 1.1.2024	Depreciation charge during the year	Written off	Balance as at 31.12.2024
31 December 2024	RM	RM	RM	RM
Computer and Software	83,649	65,256	-	148,905
Motor Vehicle	30,063	19,678	-	49,741
Office Equipment	21,329	10,402	(852)	30,879
Equipment and Tools	12,204	10,044	-	22,248
Signboard	3,291	898	(4,189)	-
Office Renovation	9,604	106,605	(14,790)	101,419
Plant and Machinery & Solar Asset Plant	649,337	360,807	-	1,010,144
Forklift	25,190	7,799	-	32,989
	834,667	581,489	(19,831)	1,396,325

At cost	Balance as at 1.1.2023	Addition	Balance as at 31.12.2023
31 December 2023	RM	RM	RM
Computer and Software	148,264	75,450	223,714
Motor Vehicle	79,747	-	79,747
Office Equipment	35,388	3,930	39,318
Equipment and Tools	33,389	-	33,389
Signboard	7,180	-	7,180
Office Renovation	-	41,500	41,500
Plant and Machinery & Solar Asset Plant	691,186	1,334,382	2,025,568
Forklift	45,800	-	45,800
	1,040,954	1,455,262	2,496,216
Accumulated depreciation	Balance as at 1.1.2023	Depreciation charge during the year	Balance as at 31.12.2023
31 December 2023	RM	RM	RM
Computer and Software	43,520	40,129	83,649
Motor Vehicle	13,903	16,160	30,063
Office Equipment	13,353	7,976	21,329
Equipment and Tools	5,526	6,678	12,204
Signboard	1,496	1,795	3,291
Office Renovation	-	9,604	9,604
Plant and Machinery & Solar Asset Plant	536,100	113,237	649,337
Forklift	16,030	9,160	25,190
	629,928	204,739	834,667

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Carrying amounts
Computer and Software	140,065	105,309	23,530
Motor Vehicle	49,684	319,806	71,457
Office Equipment	17,989	8,749	1,955
Equipment and Tools	21,185	37,141	8,299
Signboard	3,889	-	-
Office Renovation	31,896	980,854	219,161
Solar Asset Under Construction	-	470,396	105,105
Plant and Machinery & Solar Asset Plant	1,376,231	24,476,209	5,468,933
Forklift	20,610	12,811	2,862
Capital Work-in-progress	-	171,720	38,369
	1,661,549	26,582,995	5,939,671

Schedule of Depreciation Expenses
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	416,378	1,029,431	244,375
Depreciation expenses, class separately from cost of sale	165,111	263,649	62,588
Total depreciation expenses	581,489	1,293,080	306,963

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	20,952	416,378	93,035
Depreciation expenses, class separately from cost of sale	183,787	165,111	36,892
Total depreciation expenses	204,739	581,489	129,927

Schedule of Cash Payments to Purchase Plant and Equipment

During the financial year, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Purchase of plant and equipment	25,535,714	624,319	148,206
Financed by hire purchase arrangements	(250,000)	(300,300)	(71,288)
Other payables	(24,023,094)	—	—
Cash payments on purchase of plant and equipment	1,262,620	324,019	76,918

During the financial year, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Purchase of plant and equipment	1,455,262	25,535,714	5,705,667
Financed by hire purchase arrangements	-	(250,000)	(55,859)
Other payables	-	(24,023,094)	(5,367,690)
Cash payments on purchase of plant and equipment	1,455,262	1,262,620	282,118

Schedule of Carrying Amount of the Plant and Equipment

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Motor vehicle	284,970	588,490	139,701

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Motor vehicle	-	284,970	63,673